Insurance and Reinsurance Contract Assets and Liabilities - Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	$ (605)	$ (174)
Impact of changes in actuarial methods and assumptions, pre-tax	605	174
Non-controlling interests
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	116	(215)
Impact of changes in actuarial methods and assumptions, pre-tax	(116)	215
Non-controlling interests | CSM
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	116	(215)
Impact of changes in actuarial methods and assumptions, pre-tax	(116)	215
Shareholder and non-controlling interests
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in impact of changes in pre fulfilment cash flows	(489)	(389)
Increase in impact of changes in pre fulfilment cash flows	489	389
Hong Kong health insurance product reserving approach
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	463
Impact of changes in actuarial methods and assumptions, pre-tax	(463)
Methodology and other updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	207	156
Impact of changes in actuarial methods and assumptions, pre-tax	(207)	(156)
Lapse and policyholder behaviour updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(181)	(620)
Impact of changes in actuarial methods and assumptions, pre-tax	181	620
Long-term care triennial review
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	77
Impact of changes in actuarial methods and assumptions, pre-tax	(77)
Mortality and morbidity updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	39	273
Impact of changes in actuarial methods and assumptions, pre-tax	(39)	(273)
Reinsurance contract and other risk adjustment review
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax		(427)
Impact of changes in actuarial methods and assumptions, pre-tax		427
Expense updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax		406
Impact of changes in actuarial methods and assumptions, pre-tax		(406)
Financial related updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax		386
Impact of changes in actuarial methods and assumptions, pre-tax		(386)
Portion recognized in pre-tax net income (loss) attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	332	221
Impact of changes in actuarial methods and assumptions, pre-tax	(332)	(221)
Portion increasing (decreasing) CSM
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(1,080)	421
Impact of changes in actuarial methods and assumptions, pre-tax	1,080	(421)
Portion recognized in pre-tax OCI attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	143	(816)
Impact of changes in actuarial methods and assumptions, pre-tax	(143)	816
Participating policyholders | Portion recognized in pre-tax net income (loss) attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	88	(29)
Impact of changes in actuarial methods and assumptions, pre-tax	(88)	29
Participating policyholders | Portion recognized in pre-tax OCI attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	91	(45)
Impact of changes in actuarial methods and assumptions, pre-tax	(91)	45
Shareholders | Portion recognized in pre-tax net income (loss) attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	244	250
Impact of changes in actuarial methods and assumptions, pre-tax	(244)	(250)
Shareholders | Portion recognized in pre-tax OCI attributed to
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	52	(771)
Impact of changes in actuarial methods and assumptions, pre-tax	$ (52)	$ 771